POST RETIREMENT BENEFIT PLAN - A reconciliation of other comprehensive income (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of other comprehensive income
Accumulated other comprehensive income beginning of year	$ 2,920	$ 305	$ (2,849)
Less: loss/(gain) recognized in current year	(190)		205
Plus: loss/(gain) incurred in current year	(136)	2,615
Plus: prior service cost established in current year	(52)
Other comprehensive income/(loss)	(378)	2,615	2,950
Accumulated other comprehensive income ending balance (before tax effects)	$ 2,542	$ 2,920	$ 305